S000061847 [Member] Investment Strategy - Baron Health Care Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a non-diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities of companies engaged in the research, development, production, sale, delivery or distribution of products and services related to the health care industry. The Adviser uses various criteria to determine whether an issuer is engaged in activities related to the health care industry, including whether: (1) the issuer derives 50% or more of its revenues from activities in the health care industry; or (2) the issuer devotes 50% or more of its assets to producing sales from the health care industry. These companies may include, among others, pharmaceutical companies, biotechnology companies, life sciences tools and services companies, health care equipment companies, health care supplies companies, managed health care companies, health care services companies, health care facilities, health care distributors, and health care technology companies. The Fund strives to invest in multiple subsectors of the health care industry. The Fund’s allocation among the different subsectors of the health care industry will vary depending upon the relative potential the Fund sees within each area. The Adviser seeks to invest in businesses it believes have significant growth opportunities, sustainable competitive advantages, exceptional management, and attractive valuations. The Fund may purchase securities of companies of any market capitalization and may invest in foreign stocks, however, investments in non-U.S. securities are limited to 35% of the Fund’s total assets at the time of purchase.

Strategy Portfolio Concentration [Text]	The Fund is a non-diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities of companies engaged in the research, development, production, sale, delivery or distribution of products and services related to the health care industry.